Schedule I - Condensed Financial Information of Parent Company - Investment in Consolidated Companies (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets held for disposition	$ 1,237	$ 1,350
Potomac Capital Investment Corporation (PCI) [Member]
Assets held for disposition	$ 1,236	$ 1,346